Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	January 31, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
COMMODITY – 5.0%
Goldman Sachs Physical Gold ETF*	687,869	$13,857,121
EQUITY – 59.9%
Financial Select Sector SPDR Fund	1,104,288	42,802,203
Industrial Select Sector SPDR Fund	121,763	13,745,825
Invesco Nasdaq 100 ETF	165,086	28,330,408
Vanguard Extended Market ETF(a)	170,613	27,362,913
Vanguard Mid-Cap ETF(a)	60,092	13,771,885
Vanguard Real Estate ETF(a)	473,051	39,684,248
		165,697,482
FIXED INCOME – 35.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	249,241	27,458,881
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF(a)	1,630,181	41,716,332
Vanguard Short-Term Bond ETF	358,907	27,725,566
		96,900,779
TOTAL EXCHANGE-TRADED FUNDS
(Cost $269,599,312)		276,455,382

SHORT-TERM INVESTMENTS – 25.9%

Dreyfus Institutional Preferred Government Money Market Fund, 5.29%(b)	71,093,114	71,093,114
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(b)	494,847	494,847
		71,587,961
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,587,961)		71,587,961
TOTAL INVESTMENTS – 125.8%
(Cost $341,187,273)		348,043,343
Liabilities in Excess of Other Assets – (25.8%)		(71,244,741)
TOTAL NET ASSETS – 100.0%		$276,798,602

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $69,567,713; the aggregate market value of the collateral held by the fund is $71,093,114.
(b)	The rate is the annualized seven-day yield at period end.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2024 (Unaudited)

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF(a)	$45,293,510	$39,362,974	$(69,886,370)	$(1,747,057)	$834,064	$13,857,121	687,869	$—	$—
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	30,445,122	147,224	(30,821,887)	377,854	(148,313)	—	—	—	—
Total	$75,738,632	$39,510,198	$(100,708,257)	$(1,369,203)	$685,751	$13,857,121	687,869	$—	$—

(a) Security is no longer affiliated company at period end.